BORROWINGS (Significant borrowings) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 3,221,907	$ 1,218,635
Ternium Mexico Syndicated Loan Due November 2018
Disclosure of detailed information about borrowings [line items]
Original principal amount	800,000
Borrowings	155,000
Tenigal Syndicated Loan Due July 2022
Disclosure of detailed information about borrowings [line items]
Original principal amount	200,000
Borrowings	125,000
Ternium Investments S.à r.l Syndicated Loan Due September 2022
Disclosure of detailed information about borrowings [line items]
Original principal amount	1,500,000
Borrowings	$ 1,500,000